Risk/Return Detail Data - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO	May 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Aberdeen Street Trust
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Freedom® Index Income Fund /Institutional Premium, Premier
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Freedom® Index Income Fund seeks high current income and, as a
Objective, Secondary [Text Block]	secondary objective, capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17 % of the average value of its portfolio.
Portfolio Turnover, Rate	17.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index. Allocating assets according to a stable asset allocation strategy (approximately 11% in U.S. equity funds, 8% in international equity funds, 43% in U.S. investment grade bond funds, 5% in international bond funds, 3% in long-term treasury bond funds, 20% in short-term inflation-protected bond funds, and 10% in short-term funds). Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. Using an asset allocation among underlying Fidelity® U.S. equity funds, international equity funds, bond funds, short-term funds, and futures according to a stable asset allocation of approximately: U.S. Equity Funds 11% International Equity Funds 8% International Bond Funds 5% U.S. Investment Grade Bond Funds 43% Long-Term Treasury Bond Funds 3% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 20% Short-Term Funds 10% * The Adviser may change these percentages over time. The allocation percentages may not add to 100% due to rounding.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Bar Chart, Year to Date Return	1.40%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	6.36%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(5.85%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index Income Fund | Fidelity Freedom Index Income Fund - Institutional Premium Class
Risk/Return:
Management fee	0.08%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.08%
1 year	$ 8
3 years	26
5 years	45
10 years	$ 103
Annual Return, Inception Date	Jun. 24, 2015
2016	3.80%
2017	6.73%
2018	(0.80%)
2019	10.68%
2020	8.59%
2021	2.85%
2022	(11.08%)
2023	8.32%
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index Income Fund | Fidelity Freedom Index Income Fund - Premier Class
Risk/Return:
Management fee	0.05%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.05%	[1]
1 year	$ 5
3 years	16
5 years	28
10 years	$ 64
Annual Return, Inception Date	Jun. 24, 2020
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index Income Fund | Return Before Taxes | Fidelity Freedom Index Income Fund - Institutional Premium Class
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.32%
Past 5 years	3.55%
Since Inception	3.03%	[2]
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index Income Fund | Return Before Taxes | Fidelity Freedom Index Income Fund - Premier Class
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.43%
Since Inception	1.35%	[3]
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index Income Fund | After Taxes on Distributions | Fidelity Freedom Index Income Fund - Institutional Premium Class
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	7.11%
Past 5 years	2.33%
Since Inception	1.98%	[2]
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index Income Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index Income Fund - Institutional Premium Class
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	4.97%
Past 5 years	2.35%
Since Inception	1.98%	[2]
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index Income Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.46%
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index Income Fund | F1898
Risk/Return:
Label	Fidelity Freedom Index Income Composite Index℠
Past 1 year	8.47%
Past 5 years	3.68%
Since Inception	3.14%

[1]	A Adjusted to reflect current fees.
[2]	A From June 24, 2015 .
[3]	B From June 24, 2020 .